Property, plant & equipment	12 Months Ended
Dec. 31, 2022
Property, plant & equipment
Property, plant & equipment

7Property, plant & equipment

The changes in the carrying value of the property, plant & equipment can be presented as follows for the year 2022, 2021 and 2020:

	Land and	Plant and	Right-of-use	Construction
in 000€	buildings	equipment	assets	in progress	Total
Acquisition value
At January 1, 2020	42,893	89,078	21,646	4,414	158,031
Additions	256	2,600	4,567	8,175	15,598
Acquired from business combinations	—	220	24	—	244
Disposals	—	(2,953)	(1,657)	(38)	(4,648)
Transfers	(15)	7,961	(4,010)	(3,886)	50
Currency Translation	(717)	(2,486)	(423)	(26)	(3,652)
At December 31, 2020	42,417	94,420	20,147	8,639	165,623
Additions	462	5,259	2,397	2,213	10,331
Disposals	—	(3,682)	(1,191)	(779)	(5,652)
Transfers	4,099	6,673	(1,249)	(8,296)	1,227
Currency Translation	183	598	103	4	888
At December 31, 2021	47,161	103,268	20,207	1,781	172,417
Additions	773	3,555	2,871	17,280	24,479
Acquired from business combinations	—	62	155	—	217
Disposals	(18)	(4,227)	(1,293)	(38)	(5,576)
Transfers	5	3,167	(329)	(3,060)	(217)
Currency Translation	38	52	8	(8)	90
At December 31, 2022	47,959	105,877	21,619	15,955	191,410

Depreciation
At January 1, 2020	(6,839)	(38,540)	(11,060)	—	(56,439)
Depreciation charge for the year	(1,223)	(10,205)	(3,504)	—	(14,932)
Disposals	—	2,632	1,518	—	4,150
Transfers	(11)	(3,961)	3,810	—	(162)
Currency Translation	66	872	85	—	1,023
At December 31, 2020	(8,007)	(49,202)	(9,151)	—	(66,360)
Depreciation charge for the year	(1,344)	(10,590)	(3,640)	—	(15,574)
Disposals	—	3,594	1,166	—	4,760
Transfers	(143)	(1,595)	515	—	(1,223)
Currency Translation	(92)	(380)	(41)	—	(513)
At December 31, 2021	(9,586)	(58,173)	(11,151)	—	(78,910)
Depreciation charge for the year	(1,416)	(10,222)	(3,302)	—	(14,940)
Disposals	—	3,898	1,203	—	5,101
Transfers	—	—	—	—	—
Currency Translation	(43)	27	51	—	35
At December 31, 2022	(11,045)	(64,470)	(13,199)	—	(88,714)

Net book value
At December 31, 2022	36,914	41,407	8,420	15,955	102,696
At December 31, 2021	37,575	45,095	9,056	1,781	93,507
At December 31, 2020	34,410	45,218	10,996	8,639	99,263
At January 1, 2020	36,054	50,538	10,586	4,414	101,592

The investments in property, plant & equipment and right-of-use assets in 2022 amounted to K€24,479 (2021:K€10,331). They are related to land and buildings (K€13,985), new machines and installations (K€7,903), IT equipment (K€1,275), (leased) vehicles (K€971) and furniture (K€343). The additions to land and buildings, machines and installations in 2022 related mainly to our new metal production facility in the USA and the extension of our production capacity in Germany. The investments in 2021 related to new machines and installations (K€3,635), land and buildings (K€2,224), IT equipment (K€2,126) and leased vehicles (K€769). The investments in 2020 related to new machines and installations (K€5,011), land and buildings (K€7,580), IT equipment (K€1,056) and leased vehicles (K€1,714).

The Group realized a net loss on disposal of property, plant and equipment of K€347 in 2022 (2021: a net loss of K€210; 2020: a net loss of K€10).

No impairment of property, plant and equipment was recorded in 2022, 2021 and 2020.

The transfers in 2022 within property, plant and equipment from construction in progress towards Land & Buildings and Plant & Equipment of K€3,060 are mainly related to the new printers in Belgium.

Assets under construction

Per December 31, 2022 the main assets under construction were related to our new metal production facility in USA for an amount of K€7,332 and the extension of capacity in Germany for K€7,850.

The right of use assets can be presented as follows:

The carrying value of Right-of-Use assets at December 31, 2022 was K€8,420 (2021: K€9,054; 2020: K€10,996). Right-of-Use assets are mainly related to buildings with a carrying value of K€4,822 at December 31, 2022 (2021: K€4,419; 2020: K€4,917) and for which depreciation of K€1,663 was recorded in 2022 (2021: K€1,794; 2020: K€1,620). New leases in 2022 amount to K€2,871 of which K€1,934 related to leased buildings (2021: K€1,624; 2020: K€2,397).

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2021	7,574	4,555	8,018	20,147
Additions	1,624	710	62	2,396
Disposals	(1,022)	(268)	(281)	(1,571)
Currency Translation	96	3	3	102
Transfers	(151)	(112)	(605)	(868)
At December 31, 2021	8,121	4,888	7,197	20,206
Additions	1,934	877	60	2,871
Acquired from business combinations	155	—	—	155
Disposals	(546)	(680)	(65)	(1,291)
Currency Translation	11	2	(5)	8
Transfers	(284)	(407)	(782)	(1,473)
At December 31, 2022	9,391	4,680	6,405	20,476
Depreciation
At January 1, 2021	(2,657)	(1,891)	(4,603)	(9,151)
Depreciation charge for the year	(1,794)	(1,236)	(610)	(3,640)
Disposals	639	257	270	1,166
Currency Translation	(41)	(2)	2	(41)
Transfers	151	74	289	514
At December 31, 2021	(3,702)	(2,798)	(4,652)	(11,152)
Depreciation charge for the year	(1,663)	(1,188)	(455)	(3,306)
Disposals	467	671	65	1,203
Currency Translation	47	(2)	6	51
Transfers	283	407	458	1,148
At December 31, 2022	(4,569)	(2,909)	(4,578)	(12,055)
Net book value
At December 31, 2022	4,822	1,771	1,827	8,420
At January 1, 2022	4,419	2,090	2,545	9,054

The following amounts related to leases are recognized in profit & loss

(in 000€)	2022
Depreciation expense	(3,306)
Interest expense on lease liabilities	304
Expenses related to short-term leases/ low-value assets/ variable lease payments	645

The Group has negotiated several contracts with extension and termination options because of common practice in the country or for the asset. Management has exercised significant judgments in determining whether these extension and termination options are reasonably certain to be exercised. The potential future cash flows beyond the period following the exercise of the extension and termination option that are not included in the lease term are presented in the following table:

(in 000€)	2022
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	1,430
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,571

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€22,696 (2021: K€24,451; 2020: K€25,364) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on machines with a total carrying amount of K€864 (2021: K€1,131; 2020: K€2,274) (Note 24).